Schedule of other income (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income
Interest income	$ 73,571	$ 1	$ 6,467
Government grants	59,157	63,116	148,893
Exchange gain			96,964
Reversal of expected credit loss (“ECL”)		2,110
Sundry income	80	124	2,968
Other income	$ 132,808	$ 65,351	$ 255,292